STOCKHOLDERS' DEFICIT (Details Narrative) - $ / shares		9 Months Ended	11 Months Ended
	Mar. 22, 2021	Sep. 30, 2022	Dec. 31, 2021	Apr. 15, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value		$ 0.000001	$ 0.000001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Redemption of shares			11,500,000
Class of warrant or right exercise price of warrants or rights1		$ 0.01	$ 0.01
Public Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right exercise price of warrants or rights1		$ 11.5
Warrants outstanding		8,625,000	8,625,000
Warrants and rights outstanding term		5 years
Placement Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding		477,506	391,256
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value		$ 0.000001	$ 0.000001
Common stock, shares issued		636,675	521,675
Common stock, shares outstanding		636,675	521,675
Redemption of shares		11,500,000	11,500,000
Class of warrant or right exercise price of warrants or rights1		$ 18	$ 18
Redeemable Public Shares			5,000,001
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		10,000,000	10,000,000
Common stock, par value		$ 0.000001	$ 0.000001
Common stock, shares issued	2,875,000	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000	2,875,000
Voting rights of common stock, description		Holders of the Company’s Class B common stock are entitled to one vote for each share.	Holders of the Company’s Class B common stock are entitled to one vote for each share
Common stock, shares transfer		100,000		100,000
Number of shares forfeited	375,000		375,000